UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  028-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

 /s/ Eamon Smith     New York, New York/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $146,341 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     2772   225000 SH       SOLE                   225000
AKAMAI TECHNOLOGIES INC        COM              00971T101     4842   150000 SH       SOLE                   150000
ANGIES LIST INC                COM              034754101    11816   733920 SH       SOLE                   733920
BANKRATE INC DEL               COM              06647F102     4300   200000 SH       SOLE                   200000
BOYD GAMING CORP               COM              103304101     3171   425000 SH       SOLE                   425000
CHANGYOU COM LTD               ADS REP CL A     15911M107    10437   452798 SH       SOLE                   452798
CLEARWIRE CORP NEW             CL A             18538Q105     2910  1500100 SH       SOLE                  1500100
COGENT COMM GROUP INC          COM NEW          19239V302     3310   196000 SH       SOLE                   196000
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100     3510   150000 SH       SOLE                   150000
DISH NETWORK CORP              CL A             25470M109     4272   150000 SH       SOLE                   150000
GANNETT INC                    COM              364730101     9358   699892 SH       SOLE                   699892
GEEKNET INC                    COM NEW          36846Q203     9431   553144 SH       SOLE                   553144
GROUPON INC                    COM CL A         399473107     4951   240000 SH       SOLE                   240000
HSN INC                        COM              404303109     2720    75000 SH       SOLE                    75000
IMAX CORP                      COM              45245E109     5499   300000 SH       SOLE                   300000
INFORMATION SERVICES GROUP I   COM              45675Y104      304   295000 SH       SOLE                   295000
INTERPUBLIC GROUP COS INC      COM              460690100     2851   293000 SH       SOLE                   293000
LEAP WIRELESS INTL INC         COM NEW          521863308     1208   130000 SH       SOLE                   130000
MCCLATCHY CO                   CL A             579489105     3678  1538943 SH       SOLE                  1538943
MELCO CROWN ENTMT LTD          ADR              585464100     3848   400000 SH       SOLE                   400000
METROPCS COMMUNICATIONS INC    COM              591708102     1496   172388 SH       SOLE                   172388
MOVE INC                       COM NEW          62458M207     6818  1078759 SH       SOLE                  1078759
NII HLDGS INC                  CL B NEW         62913F201     3195   150000 SH       SOLE                   150000
NUANCE COMMUNICATIONS INC      COM              67020Y100     3145   125000 SH       SOLE                   125000
OPENTABLE INC                  COM              68372A104     3491    89217 SH       SOLE                    89217
RENREN INC                     SPONSORED ADR    759892102     2840   800000 SH       SOLE                   800000
RESEARCH IN MOTION LTD         COM              760975102      725    50000 SH       SOLE                    50000
SIRIUS XM RADIO INC            COM              82967N108     3640  2000000 SH       SOLE                  2000000
SPREADTRUM COMMUNICATIONS IN   ADR              849415203     3132   150000 SH       SOLE                   150000
SRS LABS INC                   COM              78464M106     1532   266414 SH       SOLE                   266414
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     3118    65000 SH       SOLE                    65000
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     2846   210000 SH       SOLE                   210000
TALEO CORP                     CL A             87424N104     1935    50000 SH       SOLE                    50000
VAIL RESORTS INC               COM              91879Q109     2118    50000 SH       SOLE                    50000
VONAGE HLDGS CORP              COM              92886T201     6702  2735409 SH       SOLE                  2735409
WYNN RESORTS LTD               COM              983134107     4420    40000 SH       SOLE                    40000